INCOME TAXES - Schedule of Deferred Tax Asset (Liability) for Holding Entities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 631	$ 516
Deferred income tax (liabilities):	(3,146)	(2,894)
Net deferred tax (liability)	(2,515)	(2,378)	$ (2,888)
Tax credit carryforwards
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	27	36
Foreign currency
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	10	4
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	43	16
Properties
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax (liabilities):	(3,146)	(2,894)
Canada | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	60	41
Canada | Capital losses (Canada)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	33	34
United States | Net operating losses (United States)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	351	291
Foreign countries | Non-capital losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets:	$ 107	$ 94